Segment Reporting (Details) - Schedule of total revenues by product categories - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Sales of TCMD products:
Sub-total of TCMD products sales	$ 15,354,635	$ 13,318,921
Sales of third-party products
Subtotal of third-party products sales	8,847,705	10,974,027
Total revenue	24,202,340	24,292,948
Medicinal liquor products [Member]
Sales of TCMD products:
Sub-total of TCMD products sales	765,793	1,133,879
Other chronic condition treatment products [Member]
Sales of TCMD products:
Sub-total of TCMD products sales	12,077,570	9,700,934
Cold and flu medicines [Member]
Sales of TCMD products:
Sub-total of TCMD products sales	2,511,272	2,484,108
Biochemical drugs [Member]
Sales of third-party products
Subtotal of third-party products sales	1,366,017	9,434,645
Traditional Chinese medicine pieces [Member]
Sales of third-party products
Subtotal of third-party products sales	7,431,251	20,570
Medical instruments [Member]
Sales of third-party products
Subtotal of third-party products sales	50,437	1,517,860
Dietary supplements [Member]
Sales of third-party products
Subtotal of third-party products sales		$ 952